SCHEDULE OF BASIC AND DILUTED LOSS PER ORDINARY SHARE (Details) - shares		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of shares of Common Stock outstanding attributable to ordinary shareholders		943,000,129	942,568,006	942,713,630	942,568,006	942,568,006	476,622,892
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share	[1]					15,672,670	46,762

[1]	The effect of the inclusion of options and convertible loans in 2021 and 2020 is anti-dilutive.